Share of profits of equity-accounted companies (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Disclosure of detailed information about investments accounted for using equity method [Table Text Block]

Profit/(loss) of equity-accounted companies (Million euro)	2025	2024	2023
407 ETR	217	188	154
JFK NTO	4	3	4
IRB	25	13	14
Private InvIT	(6)	(8)	—
Other	18	42	43
TOTAL	258	238	215